TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2024	Jun. 30, 2024
Trade Receivables And Other Current Assets
Trade receivable	€ 654	€ 1,089